EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 28, 2013 (Accession No. 0000898432-13-000941) to the Neuberger Berman International Equity Fund’s statutory prospectus.